Revenue - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue by geography:
Total revenue	$ 1,164	$ 314
% of Total revenue	100.00%	100.00%
Israel [Member]
Revenue by geography:
Total revenue	$ 464
% of Total revenue	39.90%
China (excluding Hong Kong) [Member]
Revenue by geography:
Total revenue	$ 400
% of Total revenue	34.30%
Sweden [Member]
Revenue by geography:
Total revenue	$ 195	$ 180
% of Total revenue	16.80%	57.30%
USA [Member]
Revenue by geography:
Total revenue	$ 105	$ 118
% of Total revenue	9.00%	37.60%
Hong Kong [Member]
Revenue by geography:
Total revenue	$ 0	$ 16
% of Total revenue	0.00%	510.00%